Related party transactions (Tables)	9 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

The Company’s key management personnel have the authority and responsibility for planning, directing and controlling the activities of the Company and consists of the Company’s executive management team and management directors.

	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2021	2020	2021	2020
Consulting fees	$276,049	$166,806	$846,604	$458,009